                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________

       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Trading Fund, L.P.*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number: 28-13491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title: Managing Director of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ William E. Pappendick IV           Boston, MA               8/15/2011
--------------------------------   ----------------------   --------------------

*The report on Form 13F for the period ended June 30, 2011 for Brookside Capital Trading Fund L.P. ("BCTP") is being filed by Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., which is the general partner of BCTP.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ------------------------------------
     28-06625                 Brookside Capital Management, LLC
     28-13492                 Brookside Capital Investors II, L.P.